Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2018
Within one year [member]
Summary of Trade and Other Payables
	30 June 2018		30 June 2017		31 December 2017
	£m		£m		£m
Trade payables		9,611.7		9,087.5		9,893.0
Deferred income		1,284.5		1,188.3		1,212.1
Payments due to vendors (earnout agreements)		193.7		283.9		180.7
Liabilities in respect of put option agreements with vendors		50.0		36.7		38.6
Fair value of derivatives		2.2		2.8		3.5
Other creditors and accruals		2,874.5		2,829.0		2,913.2
		14,016.6		13,428.2		14,241.1

Greater than 1 year [member]
Summary of Trade and Other Payables

	30 June 2018	30 June 2017	31 December 2017
	£m	£m	£m
Payments due to vendors (earnout agreements)	349.2	586.8	450.0
Liabilities in respect of put option agreements with vendors	211.2	232.6	219.5
Fair value of derivatives	30.4	—	3.3
Other creditors and accruals	347.0	300.0	320.0
	937.8	1,119.4	992.8

Trade and Other Payable [member]
Maturity Analysis for Non-derivative Financial Liabilities

The following table sets out payments due to vendors, comprising contingent consideration and the directors’ best estimates of future earnout-related obligations:

	30 June 2018	30 June 2017	31 December 2017
	£m	£m	£m
Within one year	193.7	283.9	180.7
Between 1 and 2 years	131.4	163.0	128.3
Between 2 and 3 years	96.5	167.0	144.1
Between 3 and 4 years	61.3	148.5	58.3
Between 4 and 5 years	49.9	83.5	103.1
Over 5 years	10.1	24.8	16.2
	542.9	870.7	630.7

Summary of Contingent Consideration

The following table sets out the movements in contingent consideration during the period:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
At the beginning of the period	630.7	976.5	976.5
Earnouts paid	(38.0)	(61.7)	(199.1)
New acquisitions	11.9	71.4	163.7
Revision of estimates taken to goodwill	(26.3)	(23.2)	(60.7)
Revaluation of payments due to vendors (note 7)	(29.7)	(69.4)	(208.6)
Exchange adjustments	(5.7)	(22.9)	(41.1)
At the end of the period	542.9	870.7	630.7